Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	216,672,306	13,723,287	47,255,939	8,682,808
Series E Preferred Stock [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	109,223	121,359	109,223	121,359
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	148,346,483	8,607,661	16,261,699	5,658,830
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	63,825,000	2,000,000	27,823,250
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	4,391,600	2,994,267	3,061,767	2,902,619